Cover Page	Feb. 12, 2026
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 12, 2026
Entity Registrant Name	SOTHERLY HOTELS INC.
Entity Central Index Key	0001301236
Entity Emerging Growth Company	false
Entity File Number	001-32379
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	20-1531029
Entity Address, Address Line One	20 Huling Ave
Entity Address, City or Town	Memphis
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	38103
City Area Code	901
Local Phone Number	346-8800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Current Fiscal Year End Date	--12-31
8.0% Series B Cumulative Redeemable Perpetual Preferred Stock [Member]
Document Information [Line Items]
Trading Symbol	SOHOB
Security Exchange Name	NASDAQ
Title of 12(b) Security	8.0% Series B Cumulative Redeemable Perpetual Preferred Stock, $0.01 par value
7.875% Series C Cumulative Redeemable Perpetual Preferred Stock [Member]
Document Information [Line Items]
Trading Symbol	SOHOO
Security Exchange Name	NASDAQ
Title of 12(b) Security	7.875% Series C Cumulative Redeemable Perpetual Preferred Stock, $0.01 par value
8.25% Series D Cumulative Redeemable Perpetual Preferred Stock [Member]
Document Information [Line Items]
Trading Symbol	SOHON
Security Exchange Name	NASDAQ
Title of 12(b) Security	8.25% Series D Cumulative Redeemable Perpetual Preferred Stock, $0.01 par value
SOTHERLY HOTELS LP [Member]
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 12, 2026
Entity Registrant Name	SOTHERLY HOTELS LP
Entity Central Index Key	0001313536
Entity Emerging Growth Company	false
Entity File Number	001-36091
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	20-1965427
Entity Address, Address Line One	20 Huling Ave
Entity Address, City or Town	Memphis
Entity Address, State or Province	TN
City Area Code	901
Local Phone Number	346-8800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false